United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: December 31, 2004

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	March 15, 2005

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		56

Form 13F Information Table Value Total:		$100,782

Master List of Securities
As of 12/31/2004

                                     	Class 	                   	Current         SH/	PUT/	INVSTMT	OTHER	         VOTING AUTHORITY
Description                          	Title	Symbol             	X 1000	Shares	PRN	CALL	DSCRETN	MANAGERS     SOLE	SHARED	NONE

Berkshire Hathaway Cl B              	COM	BRKB               	11130	3791	0	0	SOLE	0	     3791	0	0
Transocean, Inc.                     	COM	RIG                	4669	110141	0	0	SOLE	0	   110141	0	0
Potash Corp Sask Inc                 	COM	POT                	4663	56140	0	0	SOLE	0	    56140	0	0
Partnerre Ltd                        	COM	PRE                	4623	74635	0	0	SOLE	0	    74635	0	0
Marathon Oil Corporation             	COM	MRO                	4151	110357	0	0	SOLE	0	   110357	0	0
Ford Motor Company                   	COM	F                  	3948	269641	0	0	SOLE	0	   269641	0	0
Southwest Airlines Co                	COM	LUV                	3803	233591	0	0	SOLE	0	   233591	0	0
Citigroup                            	COM	C                  	3581	74328	0	0	SOLE	0	    74328	0	0
U S G Corporation New                	COM	USG                	3352	83250	0	0	SOLE	0	    83250	0	0
A T & T Corp                         	COM	T                  	3339	175200	0	0	SOLE	0	   175200	0	0
Pfizer Incorporated                  	COM	PFE                	3211	119411	0	0	SOLE	0	   119411	0	0
Washington Mutual Inc                	COM	WM                 	2880	68118	0	0	SOLE	0	    68118	0	0
Unumprovident Corp                   	COM	UNM                	2642	147275	0	0	SOLE	0	   147275	0	0
Auto Data Processing                 	COM	ADP                	2615	58963	0	0	SOLE	0	    58963	0	0
Jones Apparel Group                  	COM	JNY                	2403	65700	0	0	SOLE	0	    65700	0	0
Waste Management Inc Del             	COM	WMI                	2153	71900	0	0	SOLE	0	    71900	0	0
Bp Amoco Plc Adr     Xxx             	COM	BP                 	2118	36264	0	0	SOLE	0	    36264	0	0
Utstarcom Inc                        	COM	UTSI               	1956	88300	0	0	SOLE	0	    88300	0	0
Amern Pwr Conversion Cp              	COM	APCC               	1919	89650	0	0	SOLE	0	    89650	0	0
Unisys Corp                          	COM	UIS                	1861	182854	0	0	SOLE	0	   182854	0	0
Reynolds & Reynolds Cl A             	COM	REY                	1824	68799	0	0	SOLE	0	    68799	0	0
Electronic Data Sys Corp             	COM	EDS                	1807	78211	0	0	SOLE	0	    78211	0	0
J P Morgan Chase & Co.               	COM	JPM                	1712	43886	0	0	SOLE	0	    43886	0	0
Merck & Co Inc                       	COM	MRK                	1710	53210	0	0	SOLE	0	    53210	0	0
Morgan Stanley                       	COM	MWD                	1679	30243	0	0	SOLE	0	    30243	0	0
Hewlett-Packard Company              	COM	HPQ                	1670	79649	0	0	SOLE	0	    79649	0	0
Verizon Communications               	COM	VZ                 	1657	40905	0	0	SOLE	0	    40905	0	0
Templeton Dragon Fund                	COM	TDF                	1423	81475	0	0	SOLE	0	    81475	0	0
Crescent Real Est Eq Co              	COM	CEI                	1287	70509	0	0	SOLE	0	    70509	0	0
Motorola Incorporated                	COM	MOT                	1160	67450	0	0	SOLE	0	    67450	0	0
Storage Tech Corp New                	COM	STK                	1150	36369	0	0	SOLE	0	    36369	0	0
Allstate Corporation                 	COM	ALL                	959	18550	0	0	SOLE	0	    18550	0	0
Comerica Incorporated                	COM	CMA                	890	14591	0	0	SOLE	0	    14591	0	0
Quantum Cp Dlt & Storag              	COM	DSS                	888	338750	0	0	SOLE	0	   338750	0	0
Johnson & Johnson                    	COM	JNJ                	783	12350	0	0	SOLE	0	    12350	0	0
Steelcase Inc Cl A                   	COM	SCS                	745	53850	0	0	SOLE	0	    53850	0	0
Microsoft Corp                       	COM	MSFT               	710	26570	0	0	SOLE	0	    26570	0	0
General Electric Company             	COM	GE                 	709	19430	0	0	SOLE	0	    19430	0	0
Intel Corp                           	COM	INTC               	650	27793	0	0	SOLE	0	    27793	0	0
Health Care Ppty Inv Inc             	COM	HCP                	618	22324	0	0	SOLE	0	    22324	0	0
Winston Hotels Inc                   	COM	WXH                	560	47425	0	0	SOLE	0	    47425	0	0
Wyeth                                	COM	WYE                	545	12798	0	0	SOLE	0	    12798	0	0
Omnicom Group Inc                    	COM	OMC                	533	6320	0	0	SOLE	0	     6320	0	0
Keane Incorporated                   	COM	KEA                	528	35900	0	0	SOLE	0	    35900	0	0
Exxon Mobil Corporation              	COM	XOM                	494	9633	0	0	SOLE	0	     9633	0	0
Apache Corp                          	COM	APA                	486	9608	0	0	SOLE	0	     9608	0	0
Johnson Controls Inc                 	COM	JCI                	402	6343	0	0	SOLE	0	     6343	0	0
Altria Group, Inc.                   	COM	MO                 	402	6585	0	0	SOLE	0	     6585	0	0
Comcast Corp Class A                 	COM	CMCSA              	383	11496	0	0	SOLE	0	    11496	0	0
Anadarko Petroleum Corp              	COM	APC                	369	5700	0	0	SOLE	0	     5700	0	0
General Motors Corp                  	COM	GM                 	319	7960	0	0	SOLE	0	     7960	0	0
Stryker Corp                         	COM	SYK                	212	4400	0	0	SOLE	0	     4400	0	0
Dow Chemical Company                 	COM	DOW                	211	4268	0	0	SOLE	0	     4268	0	0
D T E Energy Company                 	COM	DTE                	205	4749	0	0	SOLE	0	     4749	0	0
Sirius Satellite Radio               	COM	SIRI               	85	11100	0	0	SOLE	0	    11100	0	0
Online Pwr Supply Inc                	COM	OPWR               	0	10776	0	0	SOLE	0	    10776	0	0